SEGMENT AND DISAGGREGATED REVENUE INFORMATION - Net Sales to Unaffiliated Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Net sales to unaffiliated customers
Net sales to unaffiliated customers	$ 8,408.3	$ 6,971.5	$ 7,070.1
Industrial and Healthcare Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers	776.1	625.5	673.9
Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers	5,430.4	4,715.1	4,745.9
Retail Branding and Information Solutions
Net sales to unaffiliated customers
Net sales to unaffiliated customers	2,201.8	1,630.9	1,650.3
Retail Branding and Information Solutions | Apparel
Net sales to unaffiliated customers
Net sales to unaffiliated customers	1,839.1	1,432.3	1,458.5
Retail Branding and Information Solutions | Identification Solutions and Vestcom
Net sales to unaffiliated customers
Net sales to unaffiliated customers	362.7	198.6	191.8
U.S.
Net sales to unaffiliated customers
Net sales to unaffiliated customers	2,065.2	1,683.6	1,638.8
U.S. | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers	1,462.5	1,294.3	1,246.6
Europe
Net sales to unaffiliated customers
Net sales to unaffiliated customers	2,541.4	2,164.7	2,160.2
Europe | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers	2,025.5	1,758.1	1,767.9
Asia
Net sales to unaffiliated customers
Net sales to unaffiliated customers	2,914.5	2,378.5	2,458.5
Asia | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers	1,224.5	1,040.8	1,065.0
Latin America
Net sales to unaffiliated customers
Net sales to unaffiliated customers	537.6	440.3	498.3
Latin America | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers	395.4	340.3	375.4
Other international
Net sales to unaffiliated customers
Net sales to unaffiliated customers	349.6	304.4	314.3
Other international | Label and Graphic Materials
Net sales to unaffiliated customers
Net sales to unaffiliated customers	322.5	281.6	291.0
China Including HongKong
Net sales to unaffiliated customers
Net sales to unaffiliated customers	$ 1,680.0	$ 1,310.0	$ 1,380.0
Net sales | Revenue from Rights Concentration Risk [Member] | Single Customer [Member]
Net sales to unaffiliated customers
Concentration risk percentage	10.00%	10.00%	10.00%
Net sales | Revenue from Rights Concentration Risk [Member] | Ten Customer [Member]
Net sales to unaffiliated customers
Concentration risk percentage	16.00%	17.00%	16.00%